Other Comprehensive Income And Accumulated Other Comprehensive Loss (Tables)	6 Months Ended
Feb. 28, 2021
Other Comprehensive Income And Accumulated Other Comprehensive Loss [Abstract]
Components Of Other Comprehensive Income And The Related Income Tax Effects
	Amount	Income taxes	Net
Items that may subsequently be reclassified to income
Change in unrealized fair value of derivatives designated as cash flow hedges	(1)	-	(1)
Adjustment for hedged items recognized in the period	1	-	1
	-	-	-
Items that will not be subsequently reclassified to income
Remeasurements on employee benefit plans	38	(10)	28
	38	(10)	28

	Amount	Income taxes	Net
Items that may subsequently be reclassified to income
Change in unrealized fair value of derivatives designated as cash flow hedges	(2)	-	(2)
Adjustment for hedged items recognized in the period	2	-	2
	-	-	-
Items that will not be subsequently reclassified to income
Remeasurements on employee benefit plans	31	(8)	23
	31	(8)	23

	Amount	Income taxes	Net
Items that may subsequently be reclassified to income
Change in unrealized fair value of derivatives designated as cash flow hedges	-	-	-
Adjustment for hedged items recognized in the period	-	-	-
	-	-	-
Items that will not be subsequently reclassified to income
Remeasurements on employee benefit plans	(14)	4	(10)
	(14)	4	(10)

	Amount	Income taxes	Net
Items that may subsequently be reclassified to income
Change in unrealized fair value of derivatives designated as cash flow hedges	-	-	-
Adjustment for hedged items recognized in the period	-	-	-
	-	-	-
Items that will not be subsequently reclassified to income
Remeasurements on employee benefit plans	(7)	2	(5)
	(7)	2	(5)

Accumulated Other Comprehensive Loss
	February 28, 2021	August 31, 2020
Items that may subsequently be reclassified to income
Change in unrealized fair value of derivatives designated as cash flow hedges	(5)	(5)

Items that will not be subsequently reclassified to income
Remeasurements on employee benefit plans	(71)	(94)
	(76)	(99)